Provision for Income Taxes - Schedule of Provision for Income Taxes (Details) - The Crypto Company, Inc. [Member]	3 Months Ended
Jun. 07, 2017 USD ($)
Current, Federal
Current, State	800
Total current	800
Deferred, federal
Deferred, State
Total deferred
Provision for income taxes	$ 800